Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring Basis

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2017 and 2018 are as follows:

	Yen in millions
	March 31, 2017
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ liabilities
Assets:
Trading securities	611,108	310,212	—	921,320	921,320	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,343,401	—	1,343,401	18,483	1,324,918	—	—
Japanese local government bonds	—	60,531	—	60,531	8,518	52,013	—	—
Japanese corporate bonds	—	168,493	1,310	169,803	8,433	161,370	—	—
Foreign government bonds*1	—	27,042	—	27,042	1,007	26,035	—	—
Foreign corporate bonds*2	—	358,369	41,177	399,546	86,708	312,838	—	—
Other*3	—	—	15,192	15,192	—	15,192	—	—
Equity securities	125,306	182	—	125,488	—	125,488	—	—
Other investments*4	6,589	4,525	10,483	21,597	—	21,597	—	—
Derivative assets*5	981	26,279	—	27,260	—	—	25,409	1,851

Total assets	743,984	2,299,034	68,162	3,111,180	1,044,469	2,039,451	25,409	1,851

Liabilities:
Derivative liabilities*5	520	33,930	—	34,450	—	—	15,743	18,707

Total liabilities	520	33,930	—	34,450	—	—	15,743	18,707

	Yen in millions
	March 31, 2018
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ liabilities
Assets:
Trading securities	712,113	335,949	—	1,048,062	1,048,062	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,409,610	—	1,409,610	20,473	1,389,137	—	—
Japanese local government bonds	—	67,569	—	67,569	8,548	59,021	—	—
Japanese corporate bonds	—	208,708	—	208,708	8,041	200,667	—	—
Foreign government bonds*1	—	69,539	—	69,539	—	69,539	—	—
Foreign corporate bonds*2	—	338,587	27,878	366,465	88,228	278,237	—	—
Other*3	—	15,736	83,614	99,350	—	99,350	—	—
Equity securities	126,330	293	—	126,623	—	126,623	—	—
Other investments*4	6,192	5,099	9,104	20,395	—	20,395	—	—
Derivative assets*5	2,194	37,332	—	39,526	—	—	37,003	2,523

Total assets	846,829	2,488,422	120,596	3,455,847	1,173,352	2,242,969	37,003	2,523

Liabilities:
Derivative liabilities*5	1,407	34,317	—	35,724	—	—	20,550	15,174

Total liabilities	1,407	34,317	—	35,724	—	—	20,550	15,174

*1	2,215 million yen and 2,875 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 for the fiscal years ended March 31, 2017 and 2018, respectively, and are included in the consolidated balance sheets as securities investments and other.

*2	165,236 million yen and 160,470 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 for the fiscal years ended March 31, 2017 and 2018, respectively. In the consolidated balance sheets, 32,167 million yen and 25,955 million yen are included as marketable securities and 133,069 million yen and 134,515 million yen are included as securities investment and other for the fiscal years ended March 31, 2017 and 2018, respectively.

*3	14,619 million yen and 93,971 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 and level 3 for the fiscal years ended March 31, 2017 and 2018, respectively, and are included in the consolidated balance sheets as securities investments and other.

*4	Other investments include certain hybrid financial instruments and certain private equity investments.

*5	Derivative assets and liabilities are recognized and disclosed on a gross basis.

*6	Net gains of 502 million yen and 544 million yen arising from financial instruments for which the fair value option has been elected are included in financial services revenue in the consolidated statements of income for the fiscal years ended March 31, 2017 and 2018, respectively.

Changes in Fair Value of Level Three Assets and Liabilities

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2017 and 2018 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2017
	Assets
	Available-for-sale securities
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Other	Other investments
Beginning balance	3,346	15,853	884	13,463
Total realized and unrealized gains (losses):
Included in earnings*1	—	1,091	514	328
Included in other comprehensive income (loss)*2	(20)	(84)	(1)	(2,416)
Purchases	—	35,335	14,026	247
Sales	—	—	—	—
Settlements	—	(10,021)	(231)	(1,139)
Transfers into level 3*3	—	1,008	—	—
Transfers out of level 3*4	(2,016)	(2,005)	—	—

Ending balance	1,310	41,177	15,192	10,483

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*1	—	11	79	(27)

	Yen in millions
	Fiscal year ended March 31, 2018
	Assets
	Available-for-sale securities
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Other	Other investments
Beginning balance	1,310	41,177	15,192	10,483
Total realized and unrealized gains (losses):
Included in earnings*1	—	(307)	(3,032)	(65)
Included in other comprehensive income (loss)*2	—	(84)	1	(489)
Purchases	—	12,604	74,736	139
Sales	—	—	—	(10)
Settlements	—	(18,540)	(3,283)	(954)
Transfers into level 3*3	—	—	—	—
Transfers out of level 3*4	(1,310)	(6,972)	—	—

Ending balance	—	27,878	83,614	9,104

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*1	—	(468)	(2,278)	(65)

*1	Earning effects are included in financial services revenue in the consolidated statements of income.

*2	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.

*3	Certain corporate bonds were transferred into level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.

*4	Certain corporate bonds were transferred out of level 3 because observable market data became available.

Assets and Liabilities Remeasured at Fair Value on a Nonrecurring Basis

	During the fiscal year ended March 31, 2017
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	72	(39,137)
Goodwill impairments	—	—	0	(112,069)

				(151,206)

	During the fiscal year ended March 31, 2018
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	19,375	(53,741)

				(53,741)

Estimated Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments not Reported at Fair Value

The estimated fair values by fair value hierarchy level of certain financial instruments that are not reported at fair value are summarized as follows:

	Yen in millions
	March 31, 2017
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,603,784	—	1,603,784	1,449,790

Total assets	—	1,603,784	—	1,603,784	1,449,790

Liabilities:
Long-term debt including the current portion	—	745,599	—	745,599	734,886
Investment contracts included in policyholders’ account in the life insurance business	—	710,191	—	710,191	686,182

Total liabilities	—	1,455,790	—	1,455,790	1,421,068

	Yen in millions
	March 31, 2018
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,686,842	—	1,686,842	1,522,415

Total assets	—	1,686,842	—	1,686,842	1,522,415

Liabilities:
Long-term debt including the current portion	—	877,576	—	877,576	848,973
Investment contracts included in policyholders’ account in the life insurance business	—	766,558	—	766,558	738,404

Total liabilities	—	1,644,134	—	1,644,134	1,587,377